INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		3 Months Ended
	Mar. 26, 2021	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 8,134	$ 8,134
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase price	$ 185,000
Payment for patent	60,000
Note payable	$ 125,000